Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member]		Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2020		$ 580		$ 5,251,205	$ 579,922	$ 5,072,672	$ (388,102)	$ 10,516,277	$ 506,732	$ 11,023,009
Balance, shares at Sep. 30, 2020	[1]	580,000
Issuance of Ordinary Shares in initial public offerings, net		$ 253		9,822,097				9,822,350		9,822,350
Issuance of ordinary shares in initial public offerings, net, shares	[1]	253,000
Amortization of share-based compensation				422,221				422,221		422,221
Amortization of stock options				44,910				44,910		44,910
Appropriation to statutory reserve					470,799	(470,799)
Net income (loss)						4,590,803		4,590,803	18,650	4,609,453
Foreign currency translation adjustment							610,323	610,323	2,483	612,806
Balance at Sep. 30, 2021		$ 833		15,540,433	1,050,721	9,192,676	222,221	26,006,884	527,865	26,534,749
Balance, shares at Sep. 30, 2021	[1]	833,000
Amortization of share-based compensation				170,883				170,883		170,883
Appropriation to statutory reserve					753,395	(753,395)
Net income (loss)						6,237,488		6,237,488	4,936	6,242,424
Foreign currency translation adjustment							(2,853,392)	(2,853,392)	(2,309)	(2,855,701)
Non-cash exercise of warrants		$ 6		(6)
Non cash exercise of warrants, shares	[1]	5,223
Exercise of stock options		$ 1		140				141		$ 141
Exercise of stock options, shares		1,400	[1]							1,400	[2]
Balance at Sep. 30, 2022		$ 840		15,711,450	1,804,116	14,676,769	(2,631,171)	29,562,004	530,492	$ 30,092,496
Balance, shares at Sep. 30, 2022	[1],[3]	839,623
Net income (loss)						2,119,760		2,119,760	(17,104)	2,102,656
Foreign currency translation adjustment							1,071,621	1,071,621		1,071,621
Issuance of Ordinary Shares in a private placement, net		$ 275		2,199,725				2,200,000		2,220,000
Issuance of ordinary shares in a private placement, net, shares	[3]	275,000
Share-based compensation				35,000				35,000		35,000
Balance at Mar. 31, 2023		$ 1,115		17,946,175	1,804,116	16,796,529	(1,559,550)	34,988,384	513,387	35,501,771
Balance, shares at Mar. 31, 2023	[3]	1,114,623
Balance at Sep. 30, 2022		$ 840		15,711,450	1,804,116	14,676,769	(2,631,171)	29,562,004	530,492	30,092,496
Balance, shares at Sep. 30, 2022	[1],[3]	839,623
Amortization of share-based compensation				131,092				131,092		131,092
Appropriation to statutory reserve					568,755	(568,755)
Net income (loss)						4,595,982		4,595,982	(43,300)	4,552,682
Foreign currency translation adjustment							(1,050,274)	(1,050,274)	9,989	(1,040,285)
Exercise of stock options		$ 2		(2)
Exercise of stock options, shares		2,244	[1]							2,244	[2],[4]
Issuance of Ordinary Shares in a private placement, net		$ 275		2,027,269				2,027,544		$ 2,027,574
Issuance of ordinary shares in a private placement, net, shares	[1]	275,000
Issuance of Ordinary Shares for services		$ 57		218,247				218,304		218,304
Issuance of ordinary shares for services, shares	[1]	57,000
Balance at Sep. 30, 2023		$ 1,174		18,088,056	2,372,871	18,703,996	(3,681,445)	35,484,652	497,181	35,981,833
Balance, shares at Sep. 30, 2023	[1],[3]	1,173,867
Net income (loss)						(10,519)		(10,519)	(31,279)	(41,798)
Foreign currency translation adjustment							210,470	210,470	157,501	$ 367,971
Exercise of stock options, shares	[4]
Share-based compensation		$ 240		1,009,596				1,009,836		$ 1,009,836
Share-based compensation, shares	[3]	240,000
Balance at Mar. 31, 2024		$ 1,414		$ 19,097,652	$ 2,372,871	$ 18,693,477	$ (3,470,975)	$ 36,694,439	$ 623,403	$ 37,317,842
Balance, shares at Mar. 31, 2024	[3]	1,413,867

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[2]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)
[3]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.
[4]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)